Aggregate Fair Value Measurements of Assets (Detail) (Fair Value, Measurements, Nonrecurring, USD $)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 96,000,000	[1]	$ 204,000,000	[1]	$ 877,000,000	[1]
Loans held-for-sale	84,000,000	[2]	671,000,000	[2]	0	[2]
Other real estate owned	91,000,000	[3]	45,000,000	[3]	60,000,000	[3]
Other Repossessed Assets	0	[3]	0	[3]	5,000,000	[3]
Total	271,000,000		920,000,000		942,000,000
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	96,000,000	[1]	204,000,000	[1]	877,000,000	[1]
Loans held-for-sale	84,000,000	[2]	671,000,000	[2]	0	[2]
Other real estate owned	91,000,000	[3]	45,000,000	[3]	60,000,000	[3]
Other Repossessed Assets	0	[3]	0	[3]	5,000,000	[3]
Total	271,000,000		920,000,000		942,000,000
Unrealized Gain (Loss or Write-down)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	(6,000,000)	[1]	(14,000,000)	[1]	(250,000,000)	[1]
Loans held-for-sale	(30,000,000)	[2]	(342,000,000)	[2]	(3,000,000)	[2]
Other real estate owned	(23,000,000)	[3]	(28,000,000)	[3]	(28,000,000)	[3]
Other Repossessed Assets	(1,000,000)	[3]	(1,000,000)	[3]	(1,000,000)	[3]
Total	$ (60,000,000)		$ (385,000,000)		$ (282,000,000)

[1]	Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35.
[2]	Relates to lower of cost or fair value adjustments of loans held-for-sale and loans transferred from loans held-in-portfolio to loans held-for-sale. These adjustments were principally determined based on negotiated price terms for the loans.
[3]	Represents the fair value of foreclosed real estate and other collateral owned that were measured at fair value.